Exploration and Evaluation Assets - Disclosure of Reduced Claims to Focus of the Core Project And to Reduce its Holding Costs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017
Disclosure of exploration and corporate expenditure [line items]
Ending balance	$ 5,177	$ 5,955
Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	3,215	3,084
Recovery on disposal of E&E Asset	(128)
Property disposition	(970)
Acquisition costs, ending balance	2,037	3,215
Effect of foreign exchange	(80)	131
Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Maintenance	336	245
Legal fees	15	41
Geological	89	317
Drilling	18	1,288
Property disposition	(82)
Exploration cost	23	96
Exploration costs, beginning balance	2,740	780
Assays		82
Effect of foreign exchange	1	(109)
Exploration costs, ending balance	3,140	2,740
AJC Properties [member]
Disclosure of exploration and corporate expenditure [line items]
Ending balance	1,845	2,926
AJC Properties [member] | Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	1,214	1,083
Recovery on disposal of E&E Asset	(128)
Property disposition	(970)
Acquisition costs, ending balance	36	1,214
Effect of foreign exchange	(80)	131
AJC Properties [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Maintenance	62	56
Geological	31	178
Drilling	18	1,288
Property disposition	(37)
Exploration cost	23	96
Exploration costs, beginning balance	1,712	121
Assays		82
Effect of foreign exchange		(109)
Exploration costs, ending balance	1,809	1,712
El Creston Project [member]
Disclosure of exploration and corporate expenditure [line items]
Ending balance	3,332	3,029
El Creston Project [member] | Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	2,001	2,001
Acquisition costs, ending balance	2,001	2,001
El Creston Project [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Maintenance	274	189
Legal fees	15	41
Geological	13	139
Exploration costs, beginning balance	1,028	659
Effect of foreign exchange	1
Exploration costs, ending balance	1,331	$ 1,028
Santa Fe Property [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Geological	45
Property disposition	$ (45)